PRAXIS MUTUAL FUNDS

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated April 30, 2013 (as supplemented on May 17, 2013) filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on May 17, 2013 (Accession No. 0001193125-13-226271) with respect to the Praxis Growth Index Fund.